Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 29, 2020	Feb. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital and Preference Shares
Shares authorized (in shares)			500,000,000
Par value per share (in dollar per share)			$ 0.01
Repurchases of units			$ 49,244	$ 18,388	$ 2,996
Proceeds from private placement					36,000
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Balance at beginning of the year			1,568,371	1,597,137	1,649,853
Purchase of treasury shares					(2,996)
Proceeds from private placement, net of offering costs					34,993
Dividends declared deducted from contributed surplus due to accumulated deficit			(95,738)	(98,522)	(92,557)
Balance at the end of the year			$ 1,721,778	$ 1,568,371	$ 1,597,137
Common shares
Share Capital and Preference Shares
Price of issued shares	$ 2.50
Proceeds from private placement	$ 36,000
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Proceeds from private placement, net of offering costs (in shares)	14,400,000
Share repurchase programme | Common shares
Share Capital and Preference Shares
Number of shares repurchased		323,919
Share repurchase programme, weighted average price		$ 6.1443
Repurchases of units		$ 2,000
Issued capital | Common shares
Share Capital and Preference Shares
Par value per share (in dollar per share)			$ 0.01	$ 0.01	$ 0.01
Shares issued			95,389,062	95,389,062	95,176,443
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)			95,389,062	95,176,443	80,871,670
Balance at beginning of the year			$ 954	$ 954	$ 810
Purchase of treasury shares (in shares)					(323,919)
Proceeds from private placement, net of offering costs (in shares)					14,400,000
Proceeds from private placement, net of offering costs					$ 144
Treasury shares distributed for awards vested or exercised in the year (in shares)				212,619	228,692
Outstanding at end of year (in shares)			95,389,062	95,389,062	95,176,443
Balance at the end of the year			$ 954	$ 954	$ 954
Issued capital | Preference shares
Share Capital and Preference Shares
Shares issued			4,600,000	4,600,000	4,600,000
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at beginning of the year			$ 46	$ 46	$ 46
Outstanding at end of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at the end of the year			$ 46	$ 46	$ 46
Contributed surplus
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Balance at beginning of the year			692,536	759,822	760,671
Proceeds from private placement, net of offering costs					34,849
Dividends declared deducted from contributed surplus due to accumulated deficit			(33,648)	(67,286)	(35,698)
Balance at the end of the year			$ 658,888	$ 692,536	$ 759,822
Treasury shares
Share Capital and Preference Shares
Shares issued					216,683
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)				216,683	121,456
Balance at beginning of the year				$ (1,340)	$ (2,159)
Purchase of treasury shares (in shares)					323,919
Purchase of treasury shares					$ (2,000)
Treasury shares distributed for awards vested or exercised in the year (in shares)				(212,619)	(228,692)
Treasury shares distributed for awards vested or exercised in the year				$ 1,314	$ 2,819
Treasury shares cancelled (in shares)				(4,064)
Treasury shares cancelled				$ 26
Outstanding at end of year (in shares)					216,683
Balance at the end of the year					$ (1,340)